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                              Emerging Markets Fund

                                  ANNUAL REPORT

                                October 31, 1997

                    THE 59 WALL STREET EMERGING MARKETS FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1997

ASSETS:
      Investment in Emerging Markets Portfolio
        (the "Portfolio"), at value (Note 1) ....................   $ 6,167,990
      Receivable for fund shares sold ...........................       105,000
      Deferred organization expenses (Note 1)....................        13,333
                                                                    -----------
            Total Assets ........................................     6,286,323
                                                                    -----------
LIABILITIES:
      Payables for:
        Shareholder servicing/Eligible institution
           fees (Note 2) ........................................         2,415
        Administrative fee (Note 2) .............................         1,207
        Accrued expenses and other liabilities ..................        13,511
                                                                    -----------
            Total Liabilities ...................................        17,133
                                                                    -----------

NET ASSETS ......................................................   $ 6,269,190
                                                                    ===========
Net Assets Consist of:
     Paid-in capital ............................................   $ 7,488,092
     Accumulated net realized loss ..............................      (143,370)
     Net unrealized depreciation ................................    (1,075,532)
                                                                    -----------

Net Assets ......................................................   $ 6,269,190
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
     ($6,269,190 / 759,446 shares) ..............................         $8.25
                                                                          =====

                       See Notes to Financial Statements.

                    THE 59 WALL STREET EMERGING MARKETS FUND

                             STATEMENT OF OPERATIONS
         For the period from June 6, 1997 (commencement of operations)
                              to October 31, 1997

INVESTMENT INCOME:
      Income:
        Dividend income allocated from Portfolio (net of foreign
         withholding taxes of $3,710)..............................   $  31,515
                                                                    -----------
        Expenses allocated from Portfolio..........................     (26,934)
                                                                    -----------
            Total Income ..........................................       4,581
                                                                    -----------
      Expenses:
        Shareholder servicing/Eligible institution fees (Note 2)...       5,500
        Administrative fee (Note 2)................................       2,750
        Directors' fees and expenses...............................         314
        Miscellaneous..............................................       1,590
                                                                    -----------
            Total Expenses ........................................      10,154
                                                                    -----------
            Net Investment Loss  ..................................      (5,573)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
     EMERGING MARKETS PORTFOLIO (Notes 1 and 3):
        Net realized gain on securities transactions...............       5,547
        Net realized loss on foreign exchange transactions.........    (201,422)
        Net change in unrealized depreciation of investments
          and foreign currency translation ........................  (1,075,532)
                                                                    -----------
            Net Realized and Unrealized Loss ......................  (1,271,407)
                                                                    -----------
        Net Decrease in Net Assets Resulting from Operations ...... $(1,276,980)
                                                                    ===========

                       See Notes to Financial Statements.

                    THE 59 WALL STREET EMERGING MARKETS FUND

                       STATEMENT OF CHANGES IN NET ASSETS
         For the period from June 6, 1997 (commencement of operations)
                              to October 31, 1997

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment loss .........................................   $     5,573
    Net realized loss on securities and foreign exchange
      transactions ..............................................       195,875
    Net change in unrealized depreciation on investments and
           foreign currency translations ........................    (1,075,532)
                                                                    -----------
        Net decrease in net assets resulting from
           operations ...........................................    (1,276,980)
                                                                    -----------
  Capital stock transactions (Note 4):
    Net proceeds from sales of capital stock ....................     7,569,495
    Net cost of capital stock redeemed ..........................       (23,325)
                                                                    -----------
        Net increase in net assets resulting from capital
          stock transactions ....................................     7,546,170
                                                                    -----------
            Total increase in net assets ........................     6,269,190

NET ASSETS:
    Beginning of period .........................................             0
                                                                    -----------
    End of period ...............................................   $ 6,269,190
                                                                    ===========

                       See Notes to Financial Statements.

                    THE 59 WALL STREET EMERGING MARKETS FUND

                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout each period

                                                               For the period
                                                              from June 6, 1997
                                                              (commencement of
                                                               operations) to
                                                              October 31, 1997
                                                              -----------------
Net asset value, beginning of period ........................     $10.00

Income from investment operations:
    Net investment loss .....................................      (0.01)
    Net realized and unrealized loss ........................      (1.74)
                                                                  ------
    Net asset value, end of period ..........................     $ 8.25
                                                                  ======

Total return ................................................     (17.50)%(1)

Ratios/Supplemental data:
    Net assets, end of period (000's omitted) ...............     $6,269
    Expenses as a percentage of  average net assets  ........       1.71%(2),(3)
    Ratio of net investment loss to average net assets ......      (0.25)%(2)

-----------
(1)  Not annualized
(2)  Annualized
(3)  Includes the Fund's share of Emerging Markets Portfolio expenses.

                       See Notes to Financial Statements.

                    THE 59 WALL STREET EMERGING MARKETS FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street Emerging Markets Fund (the "Fund") is a separate series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Fund is a separate diversified portfolio of the Corporation. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997.

      The Fund  invests all of its  investable  assets in the  Emerging  Markets
Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's porportionate interest in the net assets of the Portfolio (approximately 64% at October 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            E.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five year period.

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the period ended October 31, 1997, the Fund incurred $2,750 for administrative services.

                    THE 59 WALL STREET EMERGING MARKETS FUND

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the period ended October 31, 1997, the Fund incurred $5,500 for Shareholder Servicing/Eligible Institution fees.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended October 31, 1997, the Fund incurred $314 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                         For the Period ended
                                                           October 31, 1997
                                                            ---------------
        Capital stock sold .............................         761,946
        Capital stock repurchased ......................          (2,500)
                                                                 -------
        Net increase ...................................         759,446
                                                                 =======

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
The 59 Wall Street Emerging Markets Fund (a series of The 59 Wall Street Fund, Inc.):

      We have audited the accompanying statement of assets and liabilities of The 59 Wall Street Emerging Markets Fund (a series of The 59 Wall Street Fund, Inc.) as of October 31, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from June 6, 1997 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Emerging Markets Fund at October 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the period from June 6, 1997 (commencement of operations) to October 31, 1997 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 12, 1997

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      The  following  investment   management  strategies  and  techniques  have
materially affected the Fund's performance for the period ended October 31, 1997.

Emerging Market Fund

      The Emerging Markets Fund was launched in June of this year, just ahead of an extremely turbulent period for emerging markets in general. Currency turmoil which erupted in Southeast Asia in late June created nervousness in emerging equity markets globally and as measured by the MSCI - Emerging Markets (Free) Index, emerging markets have declined 20.7% since the Fund was launched. In Asia concerns over rising current account deficits, overextended banking systems, and overbuilt property markets created instability and forced the devaluation of a number of managed currencies. Latin America and Eastern Europe continued to trade on improving economic fundamentals, lacking most of the symptoms existing in Asia. Convinced that Latin America and Eastern Europe continue to offer better prospects than Asia in the coming months, the Portfolio has weathered this market turbulence reasonably well and outperformed the Index, declining only 17.5%.

      The Portfolio's strategy thus far reflects concerns about market weakness and continued currency instability throughout Southeast Asia. In the wake of the devaluation of the Thai baht, overall exposure to the region was reduced. A portion of these proceeds has been used to strengthen the Portfolio's exposure to Latin America and Eastern Europe, regions which offer improving economic fundamentals and reasonable equity valuations. The balance of funds has been retained in reserve for recommitment to Asia once stability returns to the currency markets. Asian markets now offer extremely attractive values, particularly those segments of the market where profits growth has remained intact, or been enhanced by recent currency devaluations.

                              Emerging Markets Fund
                                Growth of $10,000

 [The following table was represented as a line chart in the printed material]


                                 --------------
                                  Total Return
                                 --------------
                                    Inception
                                     6/06/97
                                  (Annualized)
                                 --------------
                                    (17.50)%
                                 --------------

                          Emerging Markets
             Date            Portfolio*       MSCI-Emerging Markets
             ----         ----------------    ---------------------
            6/6/97            $10,000                $10,000
           6/30/97            $10,160                $10,424
           7/31/97            $10,140                $10,579
           8/31/97             $8,810                 $9,233
           9/30/97             $9,460                 $9,489
          10/31/97             $8,250                 $7,932

          * net of fees and expenses.

          Past performance is not predictive of future performance.

                        EMERGING MARKETS EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1997
                           (expressed in U.S. dollars)

   Shares                                      Value
   ------                                      -----

            COMMON STOCKS & WARRANTS (74.0%)

            ARGENTINA (7.9%)
            ENERGY
     8,060  YPF Sociedad Anonima........   $   256,463
                                           -----------
            FINANCE
    19,300  Banco Frances Del Rio De
              La Plata SA...............       159,321
    30,600  Banco De Galicia BA.........       185,854
                                           -----------
                                                345,17
                                           -----------
            SERVICES
     6,300  Telecom Argentina SA ADR*...       159,469
                                           -----------
            TOTAL ARGENTINA ............       761,107
                                           -----------
            BRAZIL (11.8%)
            CONSUMER GOODS
    15,500  Compania Cervejaria
              Brahma ADR................       199,562
                                           -----------
            ENERGY
    10,000  Centrais Electricas
              Brasileiras ADR*..........       217,696
     5,900  Companhia Energetica
              De Minas ADR*.............       235,529
                                           -----------
                                               453,225
                                           -----------
            FINANCE
   450,000  Itaubanco SA................       181,641
                                           -----------
            SERVICES
     3,000  Telecomunicacoes
              Brasileiras SA ADR*.......       304,500
                                           -----------
            TOTAL BRAZIL ...............     1,138,928
                                           -----------

            CHILE (1.7%)
     6,000  Chilgener SA ADR............       163,500
                                           -----------
            TOTAL CHILE ................       163,500
                                           -----------

            INDIA (9.0%)
            CAPITAL EQUIPMENT
    10,500  Reliance GDS*...............       219,188
                                           -----------
            CONSUMER GOODS
    43,000  Ashok Leyland GDR...........       182,750
    10,000  Ranbaxy Laboratories GDS....       227,500
                                           -----------
                                               410,250
                                           -----------
            FINANCE
    16,585  Industrial Credit &
              Investment Corp...........       246,287
                                           -----------
            TOTAL INDIA ................       875,725
                                           -----------
            INDONESIA (3.2%)
            BANKING
   315,000  Bank Dagang Nasional
              Indonesia.................        43,689
                                           -----------
            CONSUMER GOODS
    25,500  PT HM Sampoerna.............        44,386
   120,000  PT Kalbe Farma..............        73,232
                                           -----------
                                               117,618
                                           -----------
            MULTI-INDUSTRY
    61,000  PT Astra International, Inc.        45,263
                                           -----------
            SERVICES
   210,000  Citra Marga Nusaphale
              Persada...................        59,709
    43,500  PT Telekomunikasi Ser B.....        40,423
                                           -----------
                                               100,132
                                           -----------
            TOTAL INDONESIA ............       306,702
                                           -----------

            MALAYSIA (5.7%)
            FINANCE
   125,000  Public Finance, Bhd*........        61,497
                                           -----------

            MULTI-INDUSTRY
    23,500  Genting Berhad..............        66,267
    27,000  Perusahaan Otomobil
              Nasional*.................        64,797
   104,000  Renong Berhad...............        95,467
    73,000  Sime Darby Berhad. .........       105,115
                                           -----------
                                               331,646
                                           -----------
            REAL ESTATE
    39,000  Bolton Properties...........        16,262
    31,500  IOI Properties Berhad.......        24,947
                                           -----------
                                                41,209
                                           -----------

                        EMERGING MARKETS EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1997 (continued)
                           (expressed in U.S. dollars)

   Shares                                      Value
   ------                                      -----
            MALAYSIA (Continued)
            SERVICES
    46,000  Telekom Malaysia............   $   119,364
                                           -----------
            TOTAL MALAYSIA .............       553,716
                                           -----------
            MEXICO (9.0%)
            CAPITAL EQUIPMENT
    25,900  Fomento Economico
              Mexicano SA DE CV.........       182,242
                                           -----------
            CONSUMER GOODS
    42,000  Kimberly-Clark De Mexico....       184,329
                                           -----------
            MULTI-INDUSTRY
    40,000  Cemex  SA ..................       175,552
    70,700  Empresas ICA Sociedad
              Contrladora SA* ..........       158,685
    27,800  Grupo Carso ................       176,050
                                           -----------
                                               510,287
                                           -----------
            TOTAL MEXICO ...............       876,858
                                           -----------
            POLAND (4.3%)
            BANKING
    24,000  Bank Handlowy W Warsza
              Wie SA GDR*...............       328,800
                                           -----------
            MATERIALS
     9,000  KGHM Polska SA GDR*.........        91,575
                                           -----------
            TOTAL POLAND ...............       420,375
                                           -----------
            ROMANIA (3.9%)
            MULTI-INDUSTRY
    51,200  Romania Growth Fund PLC.....       377,856
                                           -----------
            TOTAL ROMANIA ..............       377,856
                                           -----------
            RUSSIA (3.9%)
            ENERGY
     2,340  Lukoil Holding ADR*.........       195,390
     5,850  Unified Energy
              Systems GDR*..............       185,737
                                           -----------
            TOTAL RUSSIA ...............       381,127
                                           -----------
            SOUTH AFRICA (5.1%)
            CONSUMER GOODS
     6,500  South African Breweries* ...       172,883
                                           -----------
            INSURANCE
     7,000  Liberty Life Association
              of Africa.................       174,545
                                           -----------

            MULTI-INDUSTRY
     3,300  Anglo American Corp.
              of  South Africa*.........       142,629
                                           -----------
            TOTAL SOUTH AFRICA .........       490,057
                                           -----------

            TURKEY (8.5%)
            BANKING
 3,890,000  Akbank T.A.S. ..............       264,871
                                           -----------
            CONSUMER GOODS
 2,780,000  Arcelik AS..................       310,437
   149,000  Otomobil Sanayii AS*........       129,862
                                           -----------
                                               440,299
                                           -----------
            MATERIALS
 1,440,000  Turk Sise Ve Cam
              Fabrikalari*..............       123,543
                                           -----------
            TOTAL TURKEY ...............       828,713
                                           -----------

TOTAL INVESTMENTS (identified
  $8,940,252) (a) .........     74.0%       $7,174,664
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES ...     26.0         2,519,484
                               -----        ----------
NET ASSETS ................    100.0%       $9,694,148
                               =====        ==========

---------------
*   non-income producing security

(a) The aggregate cost for federal income tax purposes is $8,940,252, the aggregate gross unrealized appreciation is $182,097 and the aggregate gross unrealized depreciation is $1,947,685 resulting in net unrealized depreciation of $1,765,588.

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1997
                           (expressed in U.S. dollars)

ASSETS:
      Investments in securities, at value (identified
        cost $8,940,252) (Note 1) ............................     $  7,174,664
      Cash (including $14,374 in foreign currency) ...........        1,428,510
      Receivables for:
        Investments sold .....................................          985,313
        Contributions ........................................          100,000
        Forward foreign currency exchange contracts sold .....           11,101
        Dividends ............................................            6,868
                                                                   ------------
           Total Assets ......................................        9,706,456
                                                                   ------------
LIABILITIES:
   Payables for:
        Investment advisory fee (Note 2) .....................            8,222
        Administrative fee (Note 2) ..........................              320
        Expense reimbursement fee ............................            2,897
        Foreign withholding taxes ............................              869
                                                                   ------------
           Total Liabilities .................................           12,308
                                                                   ------------
NET ASSETS ...................................................     $  9,694,148
                                                                   ============
Net Assets Consist of:
     Paid-in capital .........................................     $ 11,454,506
     Net unrealized depreciation .............................       (1,760,358)
                                                                   ------------
Net Assets ...................................................     $  9,694,148
                                                                   ============

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                             STATEMENT OF OPERATIONS
          For the period from June 6, 1997 (commencement of operations)
                to October 31, 1997 (expressed in U.S. dollars)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $4,503) ...   $    38,204
                                                                    -----------
      Expenses:
         Investment advisory fee (Note 2) .......................        28,028
         Expense reimbursement fee (Note 2) .....................        10,861
         Administrative fee (Note 2) ............................         1,090
                                                                    -----------
         Total Expenses .........................................        39,979
                                                                    -----------

             Net Investment Loss ................................        (1,775)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain (loss) on:
         Investments ............................................         2,604
         Foreign exchange transactions ..........................      (278,881)
                                                                    -----------
                                                                       (276,277)
                                                                    -----------
      Net change in unrealized appreciation (depreciation) on:
         Investments ............................................    (1,765,588)
         Foreign currency translations ..........................         5,230
                                                                    -----------
                                                                     (1,760,358)
                                                                    -----------
           Net Realized and Unrealized Loss .....................    (2,036,635)
                                                                    -----------
      Net Decrease in Net Assets Resulting from Operations ......   $(2,038,410)
                                                                    ===========

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                             For the period from
                                                                 June 6, 1997
                                                               (commencement of
                                                                operations) to
                                                               October 31, 1997
                                                             -------------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
   Net investment loss .........................................   $    (1,775)
   Net realized loss on investments and foreign exchange
     transactions ..............................................      (276,277)
   Net change in unrealized depreciation on
     investments and foreign currency translations .............    (1,760,358)
                                                                   -----------
       Net decrease in net assets resulting from operations ....    (2,038,410)
                                                                   -----------
   Capital transactions:
   Proceeds from contributions .................................    11,739,217
   Value of withdrawals ........................................        (6,659)
                                                                   -----------
       Net increase in net assets resulting from capital
         transactions ..........................................    11,732,558
                                                                   -----------
       Total increase in net assets ............................     9,694,148

NET ASSETS:
   Beginning of period .........................................             0
                                                                   -----------
   End of period ...............................................   $ 9,694,148
                                                                   ===========

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                              FINANCIAL HIGHLIGHTS
          Selected ratios and supplemental data throughout the period
                           (expressed in U.S. dollars)

                                                                For the period
                                                                 June 6, 1997
                                                               (commencement of
                                                                operations) to
                                                               October 31, 1997
                                                               ----------------
Ratio/Supplemental Data:

   Net assets, end of period (000's omitted) ..................      $  9,694
   Expenese as a percentage of average net assets .............          1.25%*
   Ratio of net investment loss to average net assets .........         (0.05%)*
   Portfolio turnover rate.....................................           60%
   Average commission rate paid per share......................      $0.0036

----------
*  Annualized


                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. Emerging Markets Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on June 6, 1997. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

             C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to

                           EMERGING MARKETS PORTFOLIO

                           (expressed in U.S. dollars)

     hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

             D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

             E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.90% of the Portfolio's average daily net assets. For the period ended October 31, 1997, the Portfolio incurred $28,028 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the year ended October 31, 1997, the Portfolio incurred $1,090 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.25% of the Portfolio's average daily net assets. For the period ended October 31, 1997, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $30,241 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the year ended October 31, 1997, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $12,815,951 and $3,686,538, respectively. There were no purchases or sales of U.S. government obligations during the period.

                           EMERGING MARKETS PORTFOLIO

                           (expressed in U.S. dollars)

      4. Financial Instruments with Off-Balance Sheet Risk. At October 31, 1997 the Emerging Markets Portfolio had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

      Forward foreign currency exchange contracts open at October 31, 1997:

                      Contracts        In Exchage       Deliver      Unrealized
                     to deliver            For            Date      Appreciation
                     ----------        ----------       -------     ------------
         JPY         178,368,000       $1,500,000      12/02/97       $11,101

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
Emerging Markets Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Portfolio as of October 31, 1997, and the related statement of operations and the statement of changes in net assets and the financial highlights for the period from June 6, 1997 (commencement of operations) to October 31, 1997 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio at October 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the period from June 6, 1997 (commencement of operations) to October 31, 1997 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE

Grand Cayman, Cayman Islands
December 12, 1997

The 59 Wall Street Fund, Inc.
Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.